Access Flex High Yield ProFund Investment Objectives and Goals - Access Flex High Yield ProFund	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	If the Fund is successful in meeting its objective, its net asset value should generally gain value as the high yield market (i.e., U.S. corporate high yield debt market) is rallying (gaining value). Conversely, its net asset value should generally decrease in value as the high yield market is falling (losing value).
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Access Flex High Yield ProFund (the “Fund”) seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.